Taxes (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Taxes [Line Items]
Profits tax rate	$ 2,329,613	$ 299,910	$ 3,525,465
Issued share capital	50.00%	50.00%
Profits tax				$ 3,000	$ 6,000
Hong Kong [Member]
Taxes [Line Items]
Legacy tax rate	16.50%	16.50%
Two-tier Profits Tax Rates [Member]
Taxes [Line Items]
Profits tax rate	$ 2,000,000
Two-tier Profits Tax Rates [Member] | Hong Kong [Member]
Taxes [Line Items]
Percentage of income tax rate	8.25%	8.25%